Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	SFr (18,873)	SFr (17,981)		SFr (17,981)
Balance at end of period	(18,946)	(18,873)		(18,946)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(26)	(72)	SFr (95)	(72)	SFr (62)
Increase/(decrease)	45	47	(66)	92	(113)
Increase/(decrease) due to equity method investments	(3)	(4)	(4)	(7)	(3)
Reclassification adjustments, included in net income	1	3	60	4	73
Cumulative effect of accounting changes, net of tax		0		0	0
Total increase/(decrease)	43	46	(10)	89	(43)
Balance at end of period	17	(26)	(105)	17	(105)
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(13,245)	(13,442)	(13,612)	(13,442)	(13,119)
Increase/(decrease)	(589)	195	562	(394)	69
Increase/(decrease) due to equity method investments	0	0	0	0	0
Reclassification adjustments, included in net income	0	2	(2)	2	(2)
Cumulative effect of accounting changes, net of tax		0		0	0
Total increase/(decrease)	(589)	197	560	(392)	67
Balance at end of period	(13,834)	(13,245)	(13,052)	(13,834)	(13,052)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	24	10	21	10	48
Increase/(decrease)	12	14	(1)	26	(7)
Increase/(decrease) due to equity method investments	0	0	0	0	0
Reclassification adjustments, included in net income	0	0	(7)	0	(7)
Cumulative effect of accounting changes, net of tax		0		0	(21)
Total increase/(decrease)	12	14	(8)	26	(35)
Balance at end of period	36	24	13	36	13
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(3,956)	(3,974)	(3,503)	(3,974)	(3,583)
Increase/(decrease)	323	0	1	323	11
Increase/(decrease) due to equity method investments	0	0	0	0	0
Reclassification adjustments, included in net income	63	60	72	123	142
Cumulative effect of accounting changes, net of tax		(42)		(42)	0
Total increase/(decrease)	386	18	73	404	153
Balance at end of period	(3,570)	(3,956)	(3,430)	(3,570)	(3,430)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	363	387	491	387	522
Increase/(decrease)	338	0	0	338	0
Increase/(decrease) due to equity method investments	0	0	0	0	0
Reclassification adjustments, included in net income	(32)	(24)	(29)	(56)	(60)
Cumulative effect of accounting changes, net of tax		0		0	0
Total increase/(decrease)	306	(24)	(29)	282	(60)
Balance at end of period	669	363	462	669	462
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(2,033)	(890)	(2,153)	(890)	(2,544)
Increase/(decrease)	(312)	(1,151)	733	(1,463)	1,117
Increase/(decrease) due to equity method investments	0	0	0	0	0
Reclassification adjustments, included in net income	81	30	28	111	35
Cumulative effect of accounting changes, net of tax		(22)		(22)	0
Total increase/(decrease)	(231)	(1,143)	761	(1,374)	1,152
Balance at end of period	(2,264)	(2,033)	(1,392)	(2,264)	(1,392)
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(18,873)	(17,981)	(18,851)	(17,981)	(18,738)
Increase/(decrease)	(183)	(895)	1,229	(1,078)	1,077
Increase/(decrease) due to equity method investments	(3)	(4)	(4)	(7)	(3)
Reclassification adjustments, included in net income	113	71	122	184	181
Cumulative effect of accounting changes, net of tax		(64)		(64)	(21)
Total increase/(decrease)	(73)	(892)	1,347	(965)	1,234
Balance at end of period	(18,946)	(18,873)	(17,504)	(18,946)	(17,504)
Bank
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(14,840)		(14,840)
Balance at end of period	(16,398)			(16,398)
Bank | Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(58)		(58)	(51)
Increase/(decrease)				93	(113)
Reclassification adjustments, included in net income				0	70
Cumulative effect of accounting changes, net of tax				0	0
Total increase/(decrease)				93	(43)
Balance at end of period	35		(94)	35	(94)
Bank | Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(13,573)		(13,573)	(13,248)
Increase/(decrease)				(384)	57
Reclassification adjustments, included in net income				0	(2)
Cumulative effect of accounting changes, net of tax				0	0
Total increase/(decrease)				(384)	55
Balance at end of period	(13,957)		(13,193)	(13,957)	(13,193)
Bank | Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		9		9	48
Increase/(decrease)				27	(6)
Reclassification adjustments, included in net income				0	(7)
Cumulative effect of accounting changes, net of tax				0	(22)
Total increase/(decrease)				27	(35)
Balance at end of period	36		13	36	13
Bank | Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(350)		(350)	(381)
Increase/(decrease)				0	(7)
Reclassification adjustments, included in net income				8	22
Cumulative effect of accounting changes, net of tax				(42)	0
Total increase/(decrease)				(34)	15
Balance at end of period	(384)		(366)	(384)	(366)
Bank | Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(8)		(8)	2
Increase/(decrease)				0	0
Reclassification adjustments, included in net income				0	0
Cumulative effect of accounting changes, net of tax				0	0
Total increase/(decrease)				0	0
Balance at end of period	(8)		2	(8)	2
Bank | Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(860)		(860)	(2,302)
Increase/(decrease)				(1,349)	956
Reclassification adjustments, included in net income				111	35
Cumulative effect of accounting changes, net of tax				(22)	0
Total increase/(decrease)				(1,260)	991
Balance at end of period	(2,120)		(1,311)	(2,120)	(1,311)
Bank | Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		SFr (14,840)		(14,840)	(15,932)
Increase/(decrease)				(1,613)	887
Reclassification adjustments, included in net income				119	118
Cumulative effect of accounting changes, net of tax				(64)	(22)
Total increase/(decrease)				(1,558)	983
Balance at end of period	SFr (16,398)		SFr (14,949)	SFr (16,398)	SFr (14,949)